Loans, allowance for loan losses and credit quality - Impaired loans details (Details 7) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Average recorded investment
Average recorded investment, with a specific allowance	SFr 1,823	SFr 1,349	SFr 1,381
Average recorded investment, without specific allowance	466	205	113
Average recorded investment	2,289	1,554	1,494
Interest income recognized
Interest income recognized, with a specific allowance	16	11	14
Interest income recognized, without specific allowance	11	8	13
Interest income recognized	27	19	27
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	7	7	8
Interest income recognized on a cash basis, without specific allowance	1	1	1
Interest income recognized on a cash basis	8	8	9
Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,270	849	874
Average recorded investment, without specific allowance	348	114	27
Average recorded investment	1,618	963	901
Interest income recognized
Interest income recognized, with a specific allowance	12	8	10
Interest income recognized, without specific allowance	8	4	7
Interest income recognized	20	12	17
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	4	4
Interest income recognized on a cash basis, without specific allowance	1	1	0
Interest income recognized on a cash basis	5	5	4
Real estate
Average recorded investment
Average recorded investment, with a specific allowance	72	74	75
Average recorded investment, without specific allowance	31	12	9
Interest income recognized
Interest income recognized, with a specific allowance	1	0	0
Interest income recognized, without specific allowance	1	1	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	1,039	626	667
Average recorded investment, without specific allowance	307	98	18
Interest income recognized
Interest income recognized, with a specific allowance	10	7	10
Interest income recognized, without specific allowance	7	3	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	3	4
Interest income recognized on a cash basis, without specific allowance	1	1	0
Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	154	149	127
Average recorded investment, without specific allowance	5	4	0
Interest income recognized
Interest income recognized, with a specific allowance	1	1	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	5	0	5
Average recorded investment, without specific allowance	5	0	0
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Consumer
Average recorded investment
Average recorded investment, with a specific allowance	553	500	507
Average recorded investment, without specific allowance	118	91	86
Average recorded investment	671	591	593
Interest income recognized
Interest income recognized, with a specific allowance	4	3	4
Interest income recognized, without specific allowance	3	4	6
Interest income recognized	7	7	10
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	3	4
Interest income recognized on a cash basis, without specific allowance	0	0	1
Interest income recognized on a cash basis	3	3	5
Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	195	190	205
Average recorded investment, without specific allowance	83	51	36
Interest income recognized
Interest income recognized, with a specific allowance	2	2	2
Interest income recognized, without specific allowance	3	4	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	2	2
Interest income recognized on a cash basis, without specific allowance	0	0	0
Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	153	82	65
Average recorded investment, without specific allowance	24	33	29
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1
Interest income recognized, without specific allowance	0	0	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	1
Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	205	228	237
Average recorded investment, without specific allowance	11	7	21
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank
Average recorded investment
Average recorded investment, with a specific allowance	1,589	1,108	1,112
Average recorded investment, without specific allowance	453	196	106
Average recorded investment	2,042	1,304	1,218
Interest income recognized
Interest income recognized, with a specific allowance	16	10	14
Interest income recognized, without specific allowance	11	7	13
Interest income recognized	27	17	27
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	7	4	8
Interest income recognized on a cash basis, without specific allowance	1	0	1
Interest income recognized on a cash basis	8	4	9
Bank | Corporate and institutional
Average recorded investment
Average recorded investment, with a specific allowance	1,195	782	803
Average recorded investment, without specific allowance	342	110	26
Average recorded investment	1,537	892	829
Interest income recognized
Interest income recognized, with a specific allowance	12	8	10
Interest income recognized, without specific allowance	8	4	7
Interest income recognized	20	12	17
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	2	4
Interest income recognized on a cash basis, without specific allowance	1	0	0
Interest income recognized on a cash basis	5	2	4
Bank | Real estate
Average recorded investment
Average recorded investment, with a specific allowance	52	67	74
Average recorded investment, without specific allowance	31	9	9
Interest income recognized
Interest income recognized, with a specific allowance	1	0	0
Interest income recognized, without specific allowance	1	1	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Commercial and industrial loans
Average recorded investment
Average recorded investment, with a specific allowance	984	566	597
Average recorded investment, without specific allowance	301	97	17
Interest income recognized
Interest income recognized, with a specific allowance	10	7	10
Interest income recognized, without specific allowance	7	3	3
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	1	4
Interest income recognized on a cash basis, without specific allowance	1	0	0
Bank | Financial institutions
Average recorded investment
Average recorded investment, with a specific allowance	154	149	127
Average recorded investment, without specific allowance	5	4	0
Interest income recognized
Interest income recognized, with a specific allowance	1	1	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	5	0	5
Average recorded investment, without specific allowance	5	0	0
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Consumer
Average recorded investment
Average recorded investment, with a specific allowance	394	326	309
Average recorded investment, without specific allowance	111	86	80
Average recorded investment	505	412	389
Interest income recognized
Interest income recognized, with a specific allowance	4	2	4
Interest income recognized, without specific allowance	3	3	6
Interest income recognized	7	5	10
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	2	4
Interest income recognized on a cash basis, without specific allowance	0	0	1
Interest income recognized on a cash basis	3	2	5
Bank | Mortgages
Average recorded investment
Average recorded investment, with a specific allowance	158	152	163
Average recorded investment, without specific allowance	76	46	30
Interest income recognized
Interest income recognized, with a specific allowance	2	1	2
Interest income recognized, without specific allowance	3	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	2
Interest income recognized on a cash basis, without specific allowance	0	0	0
Bank | Loans collateralized by securities
Average recorded investment
Average recorded investment, with a specific allowance	153	82	65
Average recorded investment, without specific allowance	24	33	29
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1
Interest income recognized, without specific allowance	0	0	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	1
Bank | Consumer finance
Average recorded investment
Average recorded investment, with a specific allowance	83	92	81
Average recorded investment, without specific allowance	11	7	21
Interest income recognized
Interest income recognized, with a specific allowance	1	1	1
Interest income recognized, without specific allowance	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1	1
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0	SFr 0